Retained earnings	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Retained earnings
21.
Retained earnings
a)
Under the Company’s Articles of Incorporation, the current year’s earnings, if any, shall first be used to pay all taxes and offset prior years’ operating losses and then 10% of the remaining amount shall be set aside as a legal reserve. The Company may then appropriate or reverse a certain amount as special reserve according to the relevant regulations. After the distribution of earnings, the remaining earnings and prior years’ unappropriated retained earnings may be appropriated according to a proposal by the Board of Directors and approved in the shareholders’ meeting.
b)
The Company’s dividend policy is summarized here. As the Company operates in a volatile business environment, the issuance of dividends to be distributed takes into consideration the Company’s financial structure, operating results and future expansion plans. The earnings distribution of the Company may be made by way of cash dividends or stock dividends, provided that cash dividends account for at least 10% of the total dividends distributed. The earnings distribution will be proposed by the Board of Directors and approved at the shareholders’ meeting.
c)
Except for covering accumulated deficits or issuing new shares or cash to shareholders in proportion to their share ownership, the legal reserve may not be used for any other purpose. The use of the legal reserve for the issuance of shares or cash to shareholders in proportion to their share ownership is permitted, provided that the distribution of the reserve is limited to the portion in excess of 25% of the Company’s paid-in capital.
d)
In accordance with the regulations, the Company must set aside a special reserve from the debit balance on other equity items at the statements of financial position date before distributing earnings. When the debit balance on other equity items is reversed subsequently, the reversed amount may be included in the distributable earnings.
e)
The appropriations of 2019, 2020 and 2021 earnings were resolved in the shareholders’ meeting held on June 9, 2020, July 12, 2021 and May 26, 2022, respectively. The appropriations and dividends per share are as follows:

	2019		2020		2021
	Amount	Cash distribution per share	Amount	Cash distribution per share	Amount	Cash distribution per share
	NT$000	NT$	NT$000	NT$	NT$000	NT$
Legal reserve	258,416		232,611		505,482
Special reserve	19,802		(19,802)		—
Cash dividend	1,309,032	1.80	1,599,928	2.20	3,127,133	4.30